Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2019
Related Party Transactions
Share based compensation and compensation under options for our officers and directors

	Three months		Nine months
	ended September 30,		ended September 30,
Description	2019	2018	2019	2018
Salaries	$-	$-	$-	$-
Short-term employee benefits	560	471	1,668	1,433
Stock-based compensation	545,602	1,142,876	2,512,715	3,063,645

Total	$546,162	$1,143,347	$2,514,383	3,065,078